DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities
DEFERRED TAX ASSETS AND LIABILITIES

24.	DEFERRED TAX ASSETS AND LIABILITIES

(a)	Deferred tax balance

Net deferred tax assets and liabilities recognized in the consolidated statement of financial position are as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Deferred tax assets	5,624	3,291	517
Offset amount	(2,704)	(3,225)	(507)
Deferred tax assets after offsetting	2,920	66	10

Deferred tax liabilities before offsetting	13,130	5,769	908
Offset amount	(2,704)	(3,225)	(507)

Deferred tax liabilities after offsetting	10,426	2,544	401

(b)	Gross movement on the deferred tax account

The gross movement on the deferred income tax accounts is as follows:

	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

As of January 1	(2,982)	7,506	1,182
Charged/(credited) to other capital reserve (i)	4,794	(4,463)	(702)
Charged/(credited) to the statement of profit or loss during the year (Note 8)	5,694	(159)	(25)
Currency translation differences	—	(406)	(64)

As of December 31	7,506	2,478	391

(i)	Upon the completion of the Equity Investment (Note 22.1 (a) (i)) on August 17, 2020, the Company recognized a deferred tax liability associated with the difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price based on the statutory tax rate of 16.5% and charged the impact to other capital reserves. Upon the completion of the acquisition of PST Technology (Note 29) on July 27, 2021, the corresponding deferred tax liability was reversed through other capital reserves along with the transfer of 120,000,000 shares of FARL, as part of the acquisition consideration.

(c)	Deferred tax assets

The components of deferred tax assets and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY
(As adjusted)
As of January 1, 2020	2,731	1,668	54	—	4,453
Credited/(charged) to the statement of profit or loss during the year	1,041	(430)	560	—	1,171

As of December 31, 2020	3,772	1,238	614	—	5,624

As of January 1, 2021 (As adjusted)	3,772	1,238	614	—	5,624
(Charged)/credited to the statement of profit or loss during the year	(1,629)	(698)	(160)	154	(2,333)

As of December 31, 2021	2,143	540	454	154	3,291
As of December 31, 2021 US$	337	85	71	24	517

(d)	Deferred tax liabilities

The components of deferred tax liabilities and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Financial asset at fair value through profit or loss	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY	CNY
(As adjusted)
As of January 1, 2020	—	1,405	66	1,471
Charged to the statement of profit or loss during the year	5,170	1,141	554	6,865
Charged to other capital reserves	4,794		—	4,794

As of December 31, 2020	9,964	2,546	620	13,130

As of January 1, 2021 (As adjusted)	9,964	2,546	620	13,130
(Credited)/charged to the statement of profit or loss during the year	(5,095)	2,724	(121)	(2,492)
Credit to other capital reserves	(4,463)	—	—	(4,463)
Foreign exchange difference	(406)	—	—	(406)

As of December 31, 2021	—	5,270	499	5,769
As of December 31, 2021 US$	—	829	79	908

(e)	Deferred tax not recognized

As of December 31, 2019, 2020 and 2021, the total amounts of deductible temporary differences and unused tax losses for which no deferred tax assets were recognized in respect of certain deductible temporary differences and accumulated tax losses of the Company’s subsidiaries established in Mainland China that can be carried forward against future taxable income are as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Deductible temporary differences with no deferred tax assets recognized	1,800	13,148	2,069
Tax losses with no deferred tax assets recognized	10,658	16,536	2,597

Total	12,458	29,684	4,666

(f)	Expiration dates of the losses

The expiration dates of the tax losses of the Group for which no deferred tax assets were recognized are summarized as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Year of expiration
2021	1,171	—	—
2022	1,065	1,065	168
2023	2,318	2,318	365
2024	1,835	1,835	289
2025	4,237	4,237	667
2026	—	7,040	1,108

Total	10,626	16,495	2,597